Financial risk management and financial instruments - Interest Rate Risk (Details) R in Millions, $ in Millions		12 Months Ended
	Jul. 25, 2019 item	Jun. 30, 2021 ZAR (R) item	Jun. 30, 2021 USD ($) item	Jun. 30, 2020 ZAR (R)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 ZAR (R)
Financial risk management and financial instruments
Variable rate as a percentage of total financial assets		94.00%		99.00%
Fixed rate as a percentage of total financial assets		6.00%		1.00%
Variable rate as a percentage of total financial liabilities		7.00%		47.00%
Fixed rate as a percentage of total financial liabilities		93.00%		53.00%
Fair value (gain)/loss recognised in other comprehensive income		R (1,072)		R 2,192		R 287
Variable
Financial risk management and financial instruments
Financial assets		30,062		36,140
Financial liabilities		(7,898)		(97,531)
Net financial instruments		22,164		(61,391)
Fixed
Financial risk management and financial instruments
Financial assets		1,788		525
Financial liabilities		(110,803)		(109,919)
Net financial instruments		(109,015)		(109,394)
Interest rate swap
Financial risk management and financial instruments
Financial liabilities		(2,103)		(4,143)
Interest rate swap | Cash flow hedge | North America
Financial risk management and financial instruments
Hedging instrument, liabilities		2,103		4,058
Fair value (gain)/loss recognised in other comprehensive income		(1,072)		2,192
Fair value loss recognised in other operating expenses		89		4
Balance of hedge reserve - continuing hedge relationships		(801)		(1,771)
Balance of hedge reserve - discontinued hedge relationships		R (106)		R 0
Nominal amount		1,751		1,854
Average fixed rate		2.82%		2.82%
Hedge ratio		100.00%		100.00%
Change in hedging instrument fair value used as the basis for recognising hedge ineffectiveness | $			$ (32)		$ 148
Change in hedged item fair value used as the basis for recognising hedge ineffectiveness | $			$ (38)		$ 151
Number of instruments traded | item	7
Number of instruments novated | item		1	1
Interest rate risk | Variable
Financial risk management and financial instruments
Percentage of increase in risk variable used for sensitivity analysis		1.00%		1.00%
Percentage of decrease in risk variable used for sensitivity analysis		1.00%		1.00%
Interest rate risk | Variable | South Africa
Financial risk management and financial instruments
Income statement impact of increase in risk variable		R 166		R 110
Interest rate risk | Variable | Europe
Financial risk management and financial instruments
Income statement impact of increase in risk variable		R 19		15
Minimum reasonably possible repo interest rate		0.00%
Interest rate risk | Variable | United States
Financial risk management and financial instruments
Income statement impact of increase in risk variable		R 25		(761)
Minimum reasonably possible repo interest rate		0.00%
Interest rate risk | Variable | Other
Financial risk management and financial instruments
Income statement impact of increase in risk variable		R 12		R 21